SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENT [Abstract]
SHARE-BASED PAYMENT
14.	SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On April 8, 2011, the Company granted 13,864,000 share options to a director and employees with an exercise price of US$0.40 per share. For these awards, 5,506,600 options will be vested upon the first anniversary of the grant date, 5,225,800 options will be vested upon the second anniversary of the grant date, 1,565,800 options will be vested upon the third anniversary of the grant date, and 1,565,800 options will be vested upon the fourth anniversary of the grant date.

On April 8, 2011, the Company granted 5,003,980 and 12,600,000 share options to another director and a consultant with an exercise price of US$0.40 per share, and all were vested on the grant date.

On October 22, 2013, the Company granted 2,660,000 share options to employees with an exercise price of US$0.40 per share. For these awards, 600,000 options will be vested on 180 days after the grant date, 1,620,000 options will be vested upon the first anniversary of the grant date, 220,000 options will be vested upon the second anniversary of the grant date, and 220,000 options will be vested upon the third anniversary of the grant date.

On June 19, 2014, the Company granted 2,000,000 options to directors and 32,561,800 options to employees, with an exercise price of US$3.232 per share (US$32.32 per ADS). For awards to directors, 666,690 options will be vested on November 22, 2014, 666,690 options will be vested on November 22, 2015, and 666,620 options will be vested on November 22, 2016. For awards to employees, 5,437,820 options will be vested upon the first anniversary of the grant date, 10,843,080 options will be vested upon the second anniversary of the grant date, and the last vest date of the remaining unexercised shares options was extended by our board of directors from June 19, 2017 to June 19, 2018.

On June 29, 2015, the Company granted 200,000 share options to a director with an exercise price of US$2.55 per share. For these awards, 66,670 options will be vested upon the first anniversary of the grant date, 66,670 options will be vested upon the second anniversary of the grant date, and 66,660 options will be vested upon the third anniversary of the grant date.

On January 5, 2016, the Company granted 2,500,000 share options to employees with an exercise price of US$2.00 per share. For these awards, 750,000 options were vested on June 19, 2016, 750,000 options were vested on December 15, 2016, and 1,000,000 options will be vested on June 19, 2017.

On January 6, 2016, the Company granted 600,000 share options to a director with an exercise price of US$1.851 per share, which were vested on November 21, 2016.

On January 16, 2016, the Company granted 15,900,000 share options to employees with an exercise price of US$1.743 per share. For these awards, 2,650,000 options will be vested on January 16, 2017, 5,300,000 options will be vested on January 16, 2018, and 7,950,000 options will be vested on January 16, 2019.

On December 16, 2016, the Company granted 600,000 share options to directors with an exercise price of US$1.35 per share, which will be vested on November 21, 2017.

On August 15, 2017, the Company granted 12,230,280 restricted share units ("RSUs") to employees. For these rewards, 4,035,994 options will be vested on March 1, 2018, 4,035,994 options will be vested on December 31, 2018, and 4,158,292 options will be vested on December 1, 2019.

On November 22, 2017, the Company granted 350,000 RSUs to directors, which will be vested on November 21, 2018.

A summary of share option and restricted shares activity and related information for the year ended December 31, 2017 is as follows:

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2017	55,382,320	1.70	1.12	2.65
Granted	-	-	-		-
Forfeited	(12,500,000)	1.79	0.90
Exercised	(894,760)	1.22	1.28
Outstanding, December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Vested and expected to vest at December 31, 2017	41,762,129	1.05	1.19	1.51	3,803
Exercisable at December 31, 2017	37,006,200	0.95	1.22	1.53	3,986

Restricted shares granted to employees and directors

	Number of option	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	(Years)	US$’000

Outstanding, January 1, 2017	-
Granted	12,580,280	0.96	9.63	12,719
Forfeited	-
Exercised	-
Outstanding, December 31, 2017	12,580,280	0.96	9.63	12,719
Vested and expected to vest at December 31, 2017	12,580,280	0.96	9.63	12,719
Exercisable at December 31, 2017	-

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s common share as of December 31, 2017 and the exercise price. Total intrinsic value of options granted to employees and directors exercised for the years ended December 31, 2015, 2016 and 2017 were RMB49,625, RMB11,051 and RMB479 (US$74), respectively. No share options granted to the consultants were exercised during the years ended December 31, 2017. No restricted shares granted to employees and directors were exercised during the years ended December 31, 2015, 2016 and 2017.

On June 8, 2012 (the “First Modification Date”), the Company modified the exercise price of both vested and unvested 13,740,000 options that were previously granted to 88 employees, from US$0.4 to US$0.2. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$670, which was measured as the excess of the fair value of the modified award of US$3,460 over the fair value of the original award of US$2,790 at the First Modification Date.

The total compensation cost measured at the First Modification Date was US$2,214, representing the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the First Modification Date of US$1,544 and the incremental compensation cost resulting from the modification of US$670.

The incremental compensation cost of US$178 for vested options was recognized immediately at the First Modification Date, while the compensation cost of US$2,036 for unvested options is being amortized on an accelerated basis over the remaining vesting term of the original award.

On March 19, 2015 (the “Second Modification Date”), the Company modified the exercise price of the share options granted on June 19, 2014 from US$3.232 (US$32.32 per ADS) to US$1.00 (US$10.00 per ADS). The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$11,197, which was measured as the excess of the fair value of the modified award of US$15,390 over the fair value of the original award of US$4,193 at the Second Modification Date.

The total compensation cost measured at the Second Modification Date was US$39,829, representing the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the Second Modification Date of US$28,632 and the incremental compensation cost resulting from the modification of US$11,197.

The incremental compensation cost of US$213 for vested options was recognized immediately at the Second Modification Date, while the compensation cost of US$39,616 for unvested options is being amortized on an accelerated basis over the remaining vesting term of the original award.

On July 19, 2017 (the “Third Modification Date”), the Company extended the maturity date of the remaining unexercised share options granted on July 19, 2014 from July 19, 2017 to July 19, 2018. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718, the effects of a modification resulted in incremental compensation cost of US$55, which was measured as the one extending year of the fair value of the modified award of 2,828,620 shares.

The incremental compensation cost of US$55 for unexercised options is being amortized on an accelerated basis over the extending term of the original award from July 19, 2017 to July 19, 2018.

As of December 31, 2017, there was RMB7,079 (US$1,088) of unvested share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 1.1 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of December 31, 2017, there was RMB78,902 (US$12,127) of unvested restricted share compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 9.6 years. To the extent the actual forfeiture rate is different from the original estimate, actual restricted share compensation costs related to these awards may be different from the expectation.

As the share options granted to the consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the consolidated statement of comprehensive income (loss) at the grant date.

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. The assumptions used to estimate the fair value of the share options granted are as follows:

	For the years ended December 31
	2015	2016	2017

Expected volatility	51.96%~56.23%	70.80%~77.52%	54.83%
Risk-free interest rate	1.06%~1.64%	1.13%~1.62%	1.20%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.8	2.2~2.8	2.2

The fair value of restricted shares was determined using the market price of the ordinary shares of the Company on the grant date.

The total fair value of the vested equity share options granted to the employees and directors during the years ended December 31, 2015, 2016 and 2017 were RMB63,200, RMB127,333 and RMB157,956 (US$24,277), respectively.

There were no vested restricted shares granted to the employees and directors during the year ended December 31, 2017.

The exercise price of share options granted during the year of 2016 equalled the market price of the ordinary shares on the grant date. No share options were granted during the year ended December 31, 2017. The weighted-average grant-date fair value per share granted to employees and directors during the year ended December 31, 2016, and 2017 were US$0.89 and nil, respectively.

The Company granted restricted shares to employees and directors during the year ended December 31, 2017 with free exercise price. The weighted-average grant-date fair value per restricted share granted to employees and directors during the year ended December 31, 2017 was US$0.96.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2015, 2016 and 2017 are included in:

	For the year ended December 31, 2015
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	3,052	-	3,052	471
Sales and marketing	13,771	-	13,771	2,126
General and administrative	109,940	9,062	119,002	18,371
Service development expenses	22,804	-	22,804	3,520

	149,567	9,062	158,629	24,488

	For the year ended December 31, 2016
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	2,993	-	2,993	431
Sales and marketing	13,966	-	13,966	2,012
General and administrative	114,244	7,114	121,358	17,479
Service development expenses	25,024	-	25,024	3,604

	156,227	7,114	163,341	23,526

	For the year ended December 31, 2017
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,343	-	1,343	206
Sales and marketing	9,228	-	9,228	1,418
General and administrative	61,113	3,089	64,202	9,868
Service development expenses	16,370	-	16,370	2,516

	88,054	3,089	91,143	14,008